Tax - Tax Expense Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEFERRED TAX (Details) - Narrative [Line Items]
Income taxes paid in respect of current year profits	£ 1,627
Tax refunded	200	£ 970	£ 0
Deferred tax assets	£ 3,917	4,785
Per cent of value that will be recovered	85.00%
Legal proceedings contingent liability
DEFERRED TAX (Details) - Narrative [Line Items]
Income taxes paid, classified as operating activities	£ 730
Increase in current tax liability	855
Decrease in deferred tax asset	(270)
UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	107	119
Unused tax credits for which no deferred tax asset recognised	427
Foreign trade losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	0
Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	4	4
Deferred tax assets operating loss carry forwards subject to expiration	£ 45	48
Trading losses | 20 years
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets, expiration term	20 years
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	£ 5,431	6,599	6,863
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	£ 4,219	£ 4,615	£ 4,747
UK corporation tax:
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)	25.00%	25.00%	23.50%